Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
	2020	2019
	£m	£m
As at 1 January	18,156	20,559
Issuances	1,438	1,352
Redemptions	(3,464)	(3,248)
Other	211	(507)
As at 31 December	16,341	18,156

	2020	2019
	£m	£m
Undated subordinated liabilities	308	303
Dated subordinated liabilities	16,033	17,853
Total subordinated liabilities	16,341	18,156

Undated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
Undated subordinated liabilities[a]
		2020	2019
	Initial call date	£m	£m
Barclays Bank PLC issued
Tier One Notes (TONs)
6% Callable Perpetual Core Tier One Notes	2032	17	16
6.86% Callable Perpetual Core Tier One Notes (USD 179m)	2032	205	203
Reserve Capital Instruments (RCIs)
5.3304% Step-up Callable Perpetual Reserve Capital Instruments	2036	56	53
Undated Notes
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	28	29
Total undated subordinated liabilities		308	303

Note

a Instrument values are disclosed to the nearest million.

Dated subordinated liabilities [member]
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities
Dated subordinated liabilities[a]
			2020	2019
	Initial call date	Maturity date	£m	£m
Barclays PLC issued
2.625% Fixed Rate Subordinated Callable Notes (EUR 1,250m)	2020	2025	-	1,072
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	1,384	1,309
4.375% Fixed Rate Subordinated Notes (USD 1,250m)		2024	990	995
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	119	116
3.75% Fixed Rate Resetting Subordinated Callable Notes (GBP 500m)	2025	2030	504	-
5.20% Fixed Rate Subordinated Notes (USD 2,050m)		2026	1,610	1,561
4.836% Fixed Rate Subordinated Callable Notes (USD 2,000m)	2027	2028	1,627	1,578
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,500m)	2029	2030	1,213	1,152
3.564% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2030	2035	703	-
Barclays Bank PLC issued
5.14% Lower Tier 2 Notes (USD 1,094m)		2020	-	832
6% Fixed Rate Subordinated Notes (EUR 1,500m)		2021	1,427	1,375
9.5% Subordinated Bonds (ex-Woolwich Plc)		2021	221	239
Subordinated Floating Rate Notes (EUR 100m)		2021	90	85
10% Fixed Rate Subordinated Notes		2021	2,108	2,157
10.179% Fixed Rate Subordinated Notes (USD 1,521m)		2021	1,101	1,123
Subordinated Floating Rate Notes (EUR 50m)		2022	45	43
6.625% Fixed Rate Subordinated Notes (EUR 1,000m)		2022	982	957
7.625% Contingent Capital Notes (USD 3,000m)		2022	1,132	2,284
Subordinated Floating Rate Notes (EUR 50m)		2023	45	42
5.75% Fixed Rate Subordinated Notes		2026	351	350
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	108	105
6.33% Subordinated Notes		2032	64	62
Subordinated Floating Rate Notes (EUR 68m)		2040	61	58
External issuances by other subsidiaries		2025	146	358
Total dated subordinated liabilities			16,033	17,853

Note

a Instrument values are disclosed to the nearest million.